FINANCIAL INSTRUMENTS - Liquidity risk (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Contractual obligations	R$ 29,921,314	R$ 24,409,608
Liquidity risk or exposure	0
Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	8,818,430	8,935,300
1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	3,048,653	2,587,752
4-5 years
FINANCIAL INSTRUMENTS
Contractual obligations	5,777,989	3,879,477
More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	12,276,242	9,007,079
Trade accounts payable - domestic market
FINANCIAL INSTRUMENTS
Contractual obligations	3,892,296	4,120,701
Trade accounts payable - domestic market | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	3,892,296	4,120,701
Trade accounts payable - debtor risk
FINANCIAL INSTRUMENTS
Contractual obligations	459,899	584,320
Trade accounts payable - debtor risk | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	459,899	584,320
Trade accounts payable - import
FINANCIAL INSTRUMENTS
Contractual obligations	1,365,909	1,196,162
Trade accounts payable - import | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	1,365,909	1,196,162
Loans and financing
FINANCIAL INSTRUMENTS
Contractual obligations	15,543,368	15,355,211
Loans and financing | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	569,411	1,783,201
Loans and financing | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	1,287,591	2,327,202
Loans and financing | 4-5 years
FINANCIAL INSTRUMENTS
Contractual obligations	3,520,542	3,038,617
Loans and financing | More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	10,165,824	8,206,191
Debentures
FINANCIAL INSTRUMENTS
Contractual obligations	6,027,093	1,055,196
Debentures | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	485,247	14,421
Debentures | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	1,709,221	199,915
Debentures | 4-5 years
FINANCIAL INSTRUMENTS
Contractual obligations	2,257,447	840,860
Debentures | More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	1,575,178
Related parties
FINANCIAL INSTRUMENTS
Contractual obligations		24,992
Related parties | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations		24,992
Fair value of derivatives
FINANCIAL INSTRUMENTS
Contractual obligations	1,747	20,648
Fair value of derivatives | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	1,747	19,042
Fair value of derivatives | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations		1,606
Other current liabilities
FINANCIAL INSTRUMENTS
Contractual obligations	2,043,921	1,192,461
Other current liabilities | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	2,043,921	1,192,461
Other non-current liabilities
FINANCIAL INSTRUMENTS
Contractual obligations	587,081	859,917
Other non-current liabilities | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	51,841	59,029
Other non-current liabilities | More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	R$ 535,240	R$ 800,888